Intangible Assets, Net (Details)	6 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Intangible Assets, Net [Abstract]
Amortization expenses	¥ 666,111	$ 91,257	¥ 495,575